Investment in joint venture - Summary of movement in preferred shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment In Joint Venture [Abstract]
Balance, beginning of year	$ 274,880	$ 349,880
Distributions to partners during the year	(10,000)	(75,000)
Balance, end of year	$ 264,880	$ 274,880